Significant Accounting Policies (Details) - Schedule of Disaggregation Information of Revenue by Service Type - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Disaggregation Information of Revenue by Service Type [Line Items]
Total		$ 36,280,502	$ 33,965,648	$ 34,668,872
Percentage of Total Revenue		100.00%	100.00%	100.00%
Cash-In-Transit – Non-Dedicated Vehicles (CIT Non-DV) [Member]
Schedule of Disaggregation Information of Revenue by Service Type [Line Items]
Total		$ 11,882,370	$ 10,693,948	$ 11,205,580
Percentage of Total Revenue		32.80%	31.50%	32.30%
Cash-In-Transit - Dedicated Vehicle to Banks (CIT DV) [Member]
Schedule of Disaggregation Information of Revenue by Service Type [Line Items]
Total		$ 3,814,604	$ 4,074,052	$ 4,556,538
Percentage of Total Revenue		10.50%	12.00%	13.10%
ATM Management [Member]
Schedule of Disaggregation Information of Revenue by Service Type [Line Items]
Total		$ 7,579,774	$ 8,897,939	$ 10,809,497
Percentage of Total Revenue		20.90%	26.20%	31.20%
Cash Processing (CPC) [Member]
Schedule of Disaggregation Information of Revenue by Service Type [Line Items]
Total		$ 3,265,052	$ 2,789,818	$ 3,034,360
Percentage of Total Revenue		9.00%	8.20%	8.80%
Cash Center Operations (CCT) [Member]
Schedule of Disaggregation Information of Revenue by Service Type [Line Items]
Total		$ 1,824,381	$ 2,209,055	$ 2,802,171
Percentage of Total Revenue		5.00%	6.50%	8.10%
Consolidate Cash Center (CCC) [Member]
Schedule of Disaggregation Information of Revenue by Service Type [Line Items]
Total		$ 726,599	$ 456,720	$ 182,263
Percentage of Total Revenue		2.00%	1.30%	0.50%
Cheque Center Service (CDC) [Member]
Schedule of Disaggregation Information of Revenue by Service Type [Line Items]
Total			$ 4,562	$ 59,923
Percentage of Total Revenue			0.00%	0.20%
Cash Deposit Management Solutions (GDM) [Member]
Schedule of Disaggregation Information of Revenue by Service Type [Line Items]
Total		$ 2,794,708	$ 1,771,380	$ 1,644,611
Percentage of Total Revenue		7.70%	5.20%	4.80%
Others [Member]
Schedule of Disaggregation Information of Revenue by Service Type [Line Items]
Total	[1]	$ 5,062	$ 10,149	$ 5,270
Percentage of Total Revenue	[1]	0.00%	0.10%	0.00%
Robotic AI solutions [Member]
Schedule of Disaggregation Information of Revenue by Service Type [Line Items]
Total		$ 757,284	$ 1,272,236	$ 368,659
Percentage of Total Revenue		2.10%	3.70%	1.00%
General security solutions [Member]
Schedule of Disaggregation Information of Revenue by Service Type [Line Items]
Total		$ 3,630,668	$ 1,785,789
Percentage of Total Revenue		10.00%	5.30%

[1]	Others includes revenues from express cash, coin processing services and international shipment.